SCHEDULE OF STATUTORY FEDERAL INCOME TAX RATE LOSSES BEFORE INCOME TAX (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Loss for the year	$ (1,979,676)	$ (1,582,720)	$ (2,628,029)	$ (5,862,251)	$ (9,713,467)	$ (6,475,154)
Income tax (recovery) at statutory rate					(2,040,000)	(1,360,000)
State income tax expense, net of federal tax effect					(194,000)	(130,000)
Permanent difference and other					593,000	819,000
Change in valuation allowance					1,641,000	671,000
Income tax expense per books